Warrants (Details) - Schedule of Derivative Instruments - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 09, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Instruments [Abstract]
Cash proceeds	$ 250
Reduction in PIPE Warrant derivative liability	429	$ (3,716)		$ 13,503
Gain on amendment of PIPE warrant agreement	$ 679